UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley Cymbol
Title: Chief Financial Officer
Phone: 646-563-7620

Signature, Place, and Date of Signing:
Bradley Cymbol  New York, NY  May 14, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:24
Form 13F Information Table Value Total:  $ 390,911


						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
BANCORP INC	COM	05969A105	 38,705 	2794586	SH		SOLE		2794586
BOFI HOLDING INC	COM	05566U108	 688 	19175	SH		SOLE		19175
CAPITAL CITY BANK GROUP INC	COM	139674105	 6,187 	500983	SH		SOLE		500983
CITIGROUP INC	COM	172967424	 7,476 	169000	SH		SOLE		169000
EVERBANK FINANCIAL CORP	COM	29977G102	 16,428 	1066735	SH		SOLE		1066735
FIRST ACCEPTANCE CORP	COM	318457108	 1,091 	807952	SH		SOLE		807952
FIRST BANCORP PUERTO RICO	COM	318672706	 6,230 	1000000	SH		SOLE		1000000
FIRST OPPORTUNITY FUND INC	COM	33587T108	 81 	10000	SH		SOLE		10000
FIRST UNITED CORP	COM	33741H107	 1,549 	186830	SH		SOLE		186830
NEWSTAR FINANCIAL INC	COM	65251F105	 60,501 	4573016	SH		SOLE		4573016
OCWEN FINANCIAL CORP	COM	675746309	 758 	20000	SH		SOLE		20000
ORIENTAL FINANCIAL GROUP	COM	336312202	 27,298 	1760000	SH		SOLE		1760000
POPULAR INC	COM	733174700	 15,180 	550000	SH		SOLE		550000
PRIMUS GUARANTY LTD	COM	G72457107	 37,020 	3758335	SH		SOLE		3758335
SEACOAST BANKING CORP INC	COM	811707306	 15,101 	7225612	SH		SOLE		7225612
SUFFOLK BANKCORP ORD	COM	864739107	 2,805 	196983	SH		SOLE		196983
SUN BANCORP INC	COM	86663B102	 15,274 	4479228	SH		SOLE		4479228
SYNOVUS FINANCIAL CORP	COM	87161C105	 32,325 	11669744	SH		SOLE		11669744
TAYLOR CAPITAL GROUP INC	COM	876851106	 15,342 	959451	SH		SOLE		959451
TREE COM INC	COM	894675107	 7,755 	419437	SH		SOLE		419437
UNITED COMMUNITY BANKS GA	COM	90984P303	 27,445 	2420170	SH		SOLE		2420170
BANK OF AMERICA CORP A WARRANTS	*W EXP 01/16/201	060505146	 51,072 	8959953	SH		SOLE		8959953
BANK OF AMERICA CORP B WARRANTS	*W EXP 10/28/201	060505153	 541 	741000	SH		SOLE		741000
ZIONS BANCORPORATION WARRANTS	*W EXP 05/22/202	989701115	 4,059 	820000	SH		SOLE		820000
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